PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits	Rp 8,661		Rp 8,272	Rp 7,945
Vacation pay, incentives and other benefits	4,999		4,321	3,538
Employee benefit cost	1,680		1,449	1,176
LSA expense (Note 31)	153		290	290
Long service employee benefit cost (Note 30)	3		53
Others	31		58	63
Total	15,524	$ 1,089	14,390	13,012
Obligation under the Labor Law
PERSONNEL EXPENSES
Employee benefit cost	254		258	136
Post-employment health care benefit cost
PERSONNEL EXPENSES
Employee benefit cost	263		253	167
Other post-employment benefit cost
PERSONNEL EXPENSES
Employee benefit cost	Rp 23		Rp 81	Rp 33